CoreValues Alpha Greater China Growth ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Auto Manufacturers - 13.1%
BYD Co. Ltd. - Class H	15,136	$519,476
Li Auto, Inc. – Class A - ADR (a)	3,980	95,480
Tesla, Inc. (a)	424	171,228
Yutong Bus Co. Ltd. - Class A	51,654	186,681
		972,865

Auto Parts & Equipment - 4.8%
Contemporary Amperex Technology Co. Ltd. - Class A	9,888	360,340

Beverages - 2.1%
Eastroc Beverage Group Co. Ltd. – Class A	2,400	81,714
Kweichow Moutai Co. Ltd. - Class A	348	72,658
		154,372

Cosmetics & Personal Care - 1.8%
Proya Cosmetics Co. Ltd. - Class A	11,560	134,142

Distribution & Wholesale - 2.0%
Pop Mart International Group Ltd. (b)	12,664	146,155

Diversified Financial Services - 1.8%
Futu Holdings Ltd. – Class A - ADR	1,677	134,143

Home Furnishings - 4.4%
Anker Innovations Technology Co. Ltd. - Class A	12,924	172,881
Midea Group Co. Ltd. - Class A	14,737	151,867
		324,748

Internet - 46.5%(c)
Alibaba Group Holding Ltd. - ADR	2,965	251,402
Baidu, Inc. – Class A - ADR (a)	1,876	158,166
Bilibili, Inc. - Class Z (a)	3,188	58,277
East Money Information Co. Ltd. - Class A	38,880	137,532
Full Truck Alliance Co. Ltd. – Class A - ADR	26,802	289,998
JD.com, Inc. - Class A	15,890	278,199
Meituan - Class B (a)(b)	23,608	461,040
PDD Holdings, Inc. - ADR (a)	6,130	594,549
Tencent Holdings Ltd.	11,436	613,909
Tencent Music Entertainment Group – Class A - ADR	6,409	72,742
Trip.com Group Ltd. - ADR (a)	7,918	543,650
		3,459,464

Miscellaneous Manufacturers - 0.8%
SICC Co. Ltd. - Class A (a)	8,825	61,902

Real Estate - 2.9%
KE Holdings, Inc. – Class A - ADR	11,639	214,390

Retail - 7.2%
ANTA Sports Products Ltd.	19,383	194,256
Luckin Coffee, Inc. – Class A - ADR (a)	13,266	340,538
		534,794

Software - 1.5%
Kingsoft Corp. Ltd.	19,278	83,510
NetEase, Inc. - ADR	352	31,402
		114,912

Telecommunications - 11.0%
Xiaomi Corp. - Class B (a)(b)	184,522	819,522
TOTAL COMMON STOCKS (Cost $6,230,372)		7,431,749

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.41% (d)	10,026	10,026
TOTAL SHORT-TERM INVESTMENTS (Cost $10,026)		10,026

TOTAL INVESTMENTS - 100.0% (Cost $6,240,398)		7,441,775
Liabilities in Excess of Other Assets - (0.0)% (e)		(1,412)
TOTAL NET ASSETS - 100.0%		$7,440,363

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Security considered restricted. The total market value of these securities was $1,426,717 which represented 19.2% of net assets as of December 31, 2024.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

CoreValues Alpha Greater China Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,431,749	$—	$—	$7,431,749
Money Market Funds	10,026	—	—	10,026
Total Investments	$7,441,775	$—	$—	$7,441,775

Refer to the Schedule of Investments for further disaggregation of investment categories.